Leases - Schedule Of Supplemental Cash Flow Information Related To Leases (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 629,486
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	2,887,287
Total	$ 3,516,773